Related Party Transactions (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Purchases to related company	$ 467,000	$ 646,000
Accounts payable	21,000	8,000
2562961 Ontario Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales to joint venture	1,372,000	2,030,000
Receivable from joint venture	196,000
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Sales to joint venture	$ 0	$ 0